INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Feb. 29, 2016
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Intangible assets, net, consisted of the following:

	As of	As of
	February 28,	February 29,
	2015	2016

Domain names	$2,077,796	$2,077,796
Trade name	2,145,262	8,578,526
Copyrights	1,648,532	1,648,532
Student base	221,082	4,768,472
Technology	63,801	1,523,833
Partnership agreement	349,783	349,783
Non-compete agreements	49,846	49,846
Education licenses	144,074	297,861
Customer relationship	426,839	426,839
Concession	404,523	404,523
User base	193,000	193,000

Total cost of intangible assets	7,724,538	20,319,011
Less: accumulated amortization	(4,126,372)	(5,153,133)
Add: foreign exchange difference	89,089	28,543

	$3,687,255	$15,194,421